SHARE-BASED COMPENSATION PROGRAMS (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule Of Compensation Costs
Compensation costs for 2022, 2021 and 2020 for share-based payment arrangements as further described herein are as follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Performance Shares	$31	$17	$11
Stock Options	1	—	7
Restricted Stock Units	296	257	234
Total compensation expenses	$328	$274	$252
Income Tax Benefit	$68	$58	$52

Schedule of Stock Option Activity
A summary of activity in the Holdings, AB and AXA option plans during 2022 as follows:

	Options Outstanding
	EQH Shares		AB Holding Units		AXA Ordinary Shares
	Number Outstanding (in 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (in 000’s)	Weighted Average Exercise Price
Options outstanding at January 1, 2022	2,040	$21.69	5,774	$20.12	874	€ 22.39
Options granted	—	—	—	—	—	—
Options exercised	(73)	18.05	(5,774)	20.12	(181)	—
Options forfeited, net	(24)	22.58	—	—	(27)	—
Options expired	—	—	—	—	—	—
Options outstanding at December 31, 2022	1,943	$21.75	—	$—	666	€ 22.95
Aggregate intrinsic value (1)		$5,895		$—		€—
Weighted average remaining contractual term (in years)	6.55		0.00		4.00
Options exercisable at December 31, 2022	1,517	$21.45	—	$—	630	€ 23.03
Aggregate intrinsic value (1)		$5,058		$—		€—
Weighted average remaining contractual term (in years)	6.41		0.00		3.91
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(1)    Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2022 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher than market prices, intrinsic value is shown as zero.
A summary of stock option grant assumptions activity in the Company option plans during the years ended December 31, 2022, 2021, and 2020 follows:

	EQH Shares (1)
	2022 (2)	2021 (2)	2020
Dividend yield	—%	—%	2.59%
Expected volatility	—%	—%	26.00%
Risk-free interest rates	—%	—%	1.19%
Expected life in years	—	—	6.0
Weighted average fair value per option at grant date	$—	$—	$4.37
_______________
(1)    The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.
(2) No stock options granted during the years ended December 31, 2022 and 2021.
Schedule Of Share-based Compensation, Restricted Stock Units Award Activity
The following table summarizes Holdings restricted share units activity for 2022.

	Shares of Holdings Restricted Stock Units	Weighted-Average Grant Date Fair Value
Unvested as of January 1, 2022	3,228,733	$21.15
Granted	1,340,926	33.28
Forfeited	(172,349)	28.39
Vested	(1,608,145)	23.03
Unvested as of December 31, 2022	2,789,165	$29.46

Schedule Of Share-based Compensation, Performance Stock Units Award Activity
The following table summarizes Holdings and AXA performance awards activity for 2022.

	Shares of Holdings Performance Awards	Weighted-Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted-Average Grant Date Fair Value
Unvested as of January 1, 2022	1,217,222	$28.93	62,747	$21.28
Granted	704,769	33.01	—	—
Forfeited	(107,921)	28.43	—	—
Vested	(486,475)	23.89	(62,747)	21.28
Unvested as of December 31, 2022	1,327,595	$32.98	—	$—